FINANCIAL INSTRUMENTS (Tables)	12 Months Ended
Dec. 31, 2012
Fair Value Disclosures [Abstract]
Carrying Value and Estimated Fair Value of Financial Instruments
The carrying value and estimated fair value of the Company's financial instruments as of December 31, 2012 and 2011 are as follows:

	2012		2011
(in thousands of $)	Carrying Value	Fair Value	Carrying Value	Fair Value
Assets:
Cash and cash equivalents	137,603	137,603	160,566	160,566
Restricted cash and investments	87,506	87,506	100,566	100,566
Marketable securities	1,235	1,235	685	685
Liabilities:
7.84% to 8.04% First Preferred Mortgage Term Notes	268,992	191,846	288,137	249,293
4.5% Convertible Bond	215,000	120,131	225,000	94,500

Financial Assets and Liabilities Measured at Fair Value on Recurring Basis
The estimated fair value of financial assets and liabilities are as follows:

(in thousands of $)	2012 Fair Value	Level 1	Level 2	Level 3
Assets:
Cash and cash equivalents	137,603	137,603	—	—
Restricted cash and investments	87,506	87,506	—	—
Marketable securities	1,235	1,235	—	—
Liabilities:
7.84% to 8.04% First Preferred Mortgage Term Notes	191,846	—	191,846	—
4.5% Convertible Bond	120,131	—	120,131	—

(in thousands of $)	2011 Fair Value	Level 1	Level 2	Level 3
Assets:
Cash and cash equivalents	160,566	160,566	—	—
Restricted cash and investments	100,566	100,566	—	—
Marketable securities	685	685	—	—
Liabilities:
7.84% to 8.04% First Preferred Mortgage Term Notes	249,293	—	249,293	—
4.5% Convertible bond	94,500	—	94,500	—